PRINCIPAL ACCOUNTING POLICIES - Goodwill and other intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Impairment of goodwill	¥ 0	¥ 0	¥ 0
Minimum
Intangible assets
Intangible asset useful life	2 years
Maximum
Intangible assets
Intangible asset useful life	15 years
Goodwill and other intangible assets
Intangible assets
Impairment on other intangible assets	¥ 0	¥ 0	¥ 0